THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED FOR THE QUARTER ENDING JUNE 29, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED
ON DECEMBER 31, 2007.

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

                        FORM 13F-HR
		        FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/29/07

Check here if Amendment [ ]; Amendment Number: ___1______
This Amendment (Check only one.): [ ] is a restatement.
                                  [x] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:    CIBC World Markets Corp.
Address: 425 Lexington Avenue, 3rd Floor
         New York, NY 10017

13F File Number: 028-06918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey Thibeault
Title: Chief Compliance Officer
Phone: 212-667-8352

Signature, Place, and Date of Signing:




____________________    	   New York, NY             8/8/07
    [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

	No.  	Form 13F File Number		Name



List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 67

Form 13F Information Table Value Total: $169,712,000





List of Other Included Managers: NONE


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PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE JUN07
(COLUMN 1)               (COLUMN 2)(COLUMN 3) (COLUMN 4) (COLUMN 5)             (COLUMN 6)        (COLUMN 7)      (COLUMN 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE             FAIR MKT SHARES OR                                         SHARES   SHARES   SHARES
                               OF                 VALUE PRINCIPAL          SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO    (X$1000)    AMOUNT    P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  _________ ____________      ________ ________ ________      ________ ________ ________

AGERE SYS INC                 NOTE 00845VAA8      5,746  5626,000SH       5626,000        0        0      5626,000        0        0
ALBANY INTL CORP              NOTE 012348AC2      1,841  1751,000SH       1751,000        0        0      1751,000        0        0
ALLIED WASTE INDS INC         SDCV 019589AD2      1,398  1458,000SH       1458,000        0        0      1458,000        0        0
AMDOCS LTD                    NOTE 02342TAD1        233   225,000SH        225,000        0        0       225,000        0        0
AMERICAN TOWER CORP           NOTE 029912AR3      4,446  2102,000SH       2102,000        0        0      2102,000        0        0
AMERIGROUP CORP               NOTE 03073TAB8        619   700,000SH        700,000        0        0       700,000        0        0
AMYLIN PHARMACEUTICALS INC    NOTE 032346AE8      4,867  5000,000SH       5000,000        0        0      5000,000        0        0
AUDIOCODES LTD                NOTE 050732AB2      2,158  2405,000SH       2405,000        0        0      2405,000        0        0
AVATAR HLDGS INC              NOTE 053494AF7      1,496  1000,000SH       1000,000        0        0      1000,000        0        0
AVNET INC                     DBCV 053807AL7      6,341  5000,000SH       5000,000        0        0      5000,000        0        0
CBIZ INC                      NOTE 124805AB8        483   500,000SH        500,000        0        0       500,000        0        0
CV THERAPEUTICS INC           NOTE 126667AD6        792   900,000SH        900,000        0        0       900,000        0        0
CV THERAPEUTICS INC           NOTE 126667AF1      2,885  3000,000SH       3000,000        0        0      3000,000        0        0
CV THERAPEUTICS INC           NOTE 126667AG9      2,452  2786,000SH       2786,000        0        0      2786,000        0        0
CELL GENESYS INC              NOTE 150921AB0        605   760,000SH        760,000        0        0       760,000        0        0
CHINA MED TECHNOLOGIES INC    NOTE 169483AB0      1,489  1300,000SH       1300,000        0        0      1300,000        0        0
CONCEPTUS INC                 NOTE 206016AA5        490   500,000SH        500,000        0        0       500,000        0        0
CONSECO INC                   DBCV 208464BH9      4,668  4588,000SH       4588,000        0        0      4588,000        0        0
CUBIST PHARMACEUTICALS INC    NOTE 229678AC1      6,574  7115,000SH       7115,000        0        0      7115,000        0        0
CYMER INC                     NOTE 232572AE7        615   600,000SH        600,000        0        0       600,000        0        0
CYPRESS SEMICONDUCTOR CORP    COM  232806109        880    37,800SH         37,800        0        0        37,800        0        0
CYTYC CORP                    NOTE 232946AB9      5,119  3494,000SH       3494,000        0        0      3494,000        0        0
DST SYS INC DEL               DBCV 233326AB3      5,029  2963,000SH       2963,000        0        0      2963,000        0        0
DST SYS INC DEL               DBCV 233326AD9      3,625  2202,000SH       2202,000        0        0      2202,000        0        0
DIGITAL RIV INC               NOTE 25388BAB0        373   325,000SH        325,000        0        0       325,000        0        0
ELECTRONIC DATA SYS NEW       NOTE 285661AF1        278   275,000SH        275,000        0        0       275,000        0        0
EMCORE CORP                   NOTE 290846AC8      1,196  1085,000SH       1085,000        0        0      1085,000        0        0
ENZON PHARMACEUTICALS INC     NOTE 293904AE8     11,539 11165,000SH      11165,000        0        0     11165,000        0        0
EPICOR SOFTWARE CORP          NOTE 29426LAA6        522   500,000SH        500,000        0        0       500,000        0        0
FEI CO                        NOTE 30241LAD1        550   445,000SH        445,000        0        0       445,000        0        0
FAIR ISAAC CORP               NOTE 303250AD6      4,476  4258,000SH       4258,000        0        0      4258,000        0        0
FINISAR                       NOTE 31787AAC5      4,195  4173,000SH       4173,000        0        0      4173,000        0        0
GENERAL CABLE CORP DEL NEW    NOTE 369300AD0      2,265  1412,000SH       1412,000        0        0      1412,000        0        0
GENERAL MTRS CORP             DEB  370442717        812    32,550SH         32,550        0        0        32,550        0        0
GRAFTECH INTL LTD             DBCV 384313AB8      6,464  5727,600SH       5727,600        0        0      5727,600        0        0
HUMAN GENOME SCIENCES INC     NOTE 444903AK4      2,056  2300,000SH       2300,000        0        0      2300,000        0        0
HUNTSMAN CORP                 PFD  447011206      2,727    55,600SH         55,600        0        0        55,600        0        0
HUTCHINSON TECHNOLOGY INC     COM  448407106        587    31,200SH         31,200        0        0        31,200        0        0
INCYTE CORP                   COM  45337C102        203    33,553SH         33,553        0        0        33,553        0        0
ISIS PHARMACEUTICALS INC DEL  NOTE 464337AE4      1,997  2049,000SH       2049,000        0        0      2049,000        0        0
JETBLUE AWYS CORP             DBCV 477143AC5      2,448  2500,000SH       2500,000        0        0      2500,000        0        0
KULICKE & SOFFA INDS INC      NOTE 501242AL5        739   795,000SH        795,000        0        0       795,000        0        0
LINCARE HLDGS INC             DBCV 532791AB6      1,322  1330,000SH       1330,000        0        0      1330,000        0        0
LYONDELL CHEMICAL CO          COM  552078107        374    10,100SH         10,100        0        0        10,100        0        0
MANOR CARE INC NEW            NOTE 564055AK7        765   365,000SH        365,000        0        0       365,000        0        0
MAXTOR CORP                   NOTE 577729AC0        699   650,000SH        650,000        0        0       650,000        0        0
MCDATA CORP                   NOTE 580031AD4      5,570  5927,000SH       5927,000        0        0      5927,000        0        0
ORBITAL SCIENCES CORP         NOTE 685564AN6      5,912  5499,000SH       5499,000        0        0      5499,000        0        0
PMC-SIERRA INC                NOTE 69344FAD8      2,867  2520,000SH       2520,000        0        0      2520,000        0        0
PSS WORLD MED INC             NOTE 69366AAB6      2,314  2000,000SH       2000,000        0        0      2000,000        0        0
POLYMEDICA CORP               NOTE 731738AB6      1,962  2000,000SH       2000,000        0        0      2000,000        0        0
           PAGE TOTAL              51           130,063
PAGE:     2     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE JUN07
(COLUMN 1)               (COLUMN 2)(COLUMN 3) (COLUMN 4) (COLUMN 5)             (COLUMN 6)        (COLUMN 7)      (COLUMN 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE             FAIR MKT SHARES OR                                         SHARES   SHARES   SHARES
                               OF                 VALUE PRINCIPAL          SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO    (X$1000)    AMOUNT    P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  _________ ____________      ________ ________ ________      ________ ________ ________

PROTEIN DESIGN LABS INC       NOTE 74369LAF0      1,142  1000,000SH       1000,000        0        0      1000,000        0        0
RPM INTL INC                  NOTE 749685AK9     11,164 17450,000SH      17450,000        0        0     17450,000        0        0
RF MICRODEVICES INC           NOTE 749941AE0        231   230,000SH        230,000        0        0       230,000        0        0
REGENERON PHARMACEUTICALS     NOTE 75886FAB3      5,133  5030,000SH       5030,000        0        0      5030,000        0        0
ROPER INDS INC NEW            NOTE 776696AA4      1,393  1925,000SH       1925,000        0        0      1925,000        0        0
SFBC INTL INC                 NOTE 784121AB1      2,258  2200,000SH       2200,000        0        0      2200,000        0        0
SINCLAIR BROADCAST GROUP INC  CL A 829226109        351    24,598SH         24,598        0        0        24,598        0        0
SIRIUS SATELLITE RADIO INC    NOTE 82966UAD5      6,499  7106,000SH       7106,000        0        0      7106,000        0        0
SPANSION INC                  COM  84649R101        250    22,600SH         22,600        0        0        22,600        0        0
SYBASE INC                    NOTE 871130AB6        219   200,000SH        200,000        0        0       200,000        0        0
TEVA PHARMACEUTICAL FIN CO B  NOTE 88165FAA0      2,507  2500,000SH       2500,000        0        0      2500,000        0        0
TRIZETTO GROUP INC            NOTE 896882AB3      1,210  1000,000SH       1000,000        0        0      1000,000        0        0
VEECO INSTRS INC DEL          NOTE 922417AB6        558   565,000SH        565,000        0        0       565,000        0        0
VERTEX PHARMACEUTICALS INC    NOTE 92532FAD2        237   238,000SH        238,000        0        0       238,000        0        0
WMS INDS INC                  NOTE 929297AE9      5,046  2250,000SH       2250,000        0        0      2250,000        0        0
WATSON PHARMACEUTICALS INC    DBCV 942683AC7      1,451  1500,000SH       1500,000        0        0      1500,000        0        0
           PAGE TOTAL              16            39,649
          GRAND TOTAL              67           169,712

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